Severance Pay (Details) - Schedule of amounts accrued and the portions funded, with severance pay funds and by the insurance policies - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of amounts accrued and the portions funded, with severance pay funds and by the insurance policies [Abstract]
Accrued severance pay	$ 2,361	$ 1,865
Less - amounts funded (presented in “investment and other non-current assets”)	(2,325)	(1,823)
Unfunded balance	$ 36	$ 42